INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

21. INCOME TAXES

(a) Income tax expense (recovery)

Income tax expense (recovery) included in the consolidated statements of operations and comprehensive income (loss) is as follows:

	2024	2023

Current income tax expense (recovery)	$6,288	$(527)
Deferred income tax expense (recovery)	33	(525)
Total income tax expense (recovery)	$6,321	$(1,052)

The reconciliation of income taxes calculated at the Canadian statutory tax rate to the income tax expense recognized in the year is as follows:

	2024	2023

Net income (loss) before income taxes	$14,421	$(510)

Combined statutory tax rate	27.00%	27.00%

Income tax expense (recovery) at the Canadian statutory rate	3,894	(138)

Reconciling items:
Effect of difference in foreign tax rates	477	57
Non-deductible/non-taxable items	217	892
Change in unrecognized deductible temporary differences	(147)	(334)
Impact of foreign exchange	761	(1,574)
Special mining duties	1,063	157
Revisions to estimates	11	(19)
Impact of change of tax rates	197	-
Share issue costs	(162)	(136)
Other items	10	43

Income tax expense (recovery) recognized in the year	$6,321	$(1,052)

The Company recognized a non-cash expense of $171 for the year ended December 31, 2024 (2023 – expense of $30) related to the deferred tax impact of the special mining duty.

	December 31,	December 31,
	2024	2023

Deferred income tax assets	$2,993	$2,034
Deferred income tax liabilities	(7,722)	(6,730)

	$(4,729)	$(4,696)

The approximate tax effects of each type of temporary difference that gives rise to potential deferred income tax assets and liabilities are as follows:

	December 31, 2024	December 31, 2023

Reclamation provision	$794	$979
Other deductible temporary differences	2,199	1,055
Exploration and evaluation assets	(3,626)	(3,054)
Plant, equipment and mining properties	(4,096)	(3,676)

Net deferred income tax liabilities	$(4,729)	$(4,696)

The net deferred tax liability presented in these consolidated financial statements is due to the difference in the carrying amounts and tax bases of the Mexican plant, equipment and mining properties which were acquired in the purchase of Avino Mexico. The carrying values of the Mexican plant, equipment and mining properties includes an estimated fair value adjustment recorded upon the July 17, 2006, acquisition of control of Avino Mexico that was based on a share exchange, while the tax bases of these assets are historical undeducted tax amounts that were nil on acquisition. The deferred tax liability is attributable to assets in the tax jurisdiction of Mexico.

(b) Unrecognized deductible temporary differences:

Temporary differences and tax losses arising in Canada have not been recognized as deferred income tax assets due to the fact that management has determined it is not probable that sufficient future taxable profits will be earned in Canada to recover such assets. Unrecognized deductible temporary differences are summarized as follows:

	December 31, 2024	December 31, 2023

Tax losses carried forward - Canada	$18,435	$20,468
Tax losses carried forward - Mexico	29,845	50,889
Share issue costs	922	815
Plant, equipment and mining properties	563	511
Exploration and evaluation assets	1,070	1,174
Investments	2,237	2,267

Unrecognized deductible temporary differences	$53,072	$76,124

The Company has capital losses of $7,281 carried forward and $11,154 in non-capital tax losses carried forward available to reduce future Canadian taxable income. The capital losses can be carried forward indefinitely until used. The non-capital losses have an expiry date range of 2025 to 2043.

The Company has non-capital tax losses of $29,845 carried forward available to reduce future Mexican taxable income and have an expiry date range of 2025 to 2034.